Share-based compensation (Detail Textuals) ¥ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018 shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 10,258,000	$ 1,610	¥ 6,093,000	¥ 64,796,000
Weighted average grant-date fair value of Options granted | ¥ / shares		¥ 127.15
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted	3,300,000
Share incentive plan term	10 years
Share Incentive Plan 2018 [Member] | April 1 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,999,951	1,999,951
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest		¥ 1,075,000				$ 169
Weighted average grant-date fair value of Restricted Shares granted | ¥ / shares		¥ 319.62
Weighted-average period to recognize unrecognized employee share-based compensation expenses		3 months	3 months
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 2,248	$ 353	¥ 798,000	¥ 26,858,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest		¥ 4,278,000				$ 671
Weighted-average period to recognize unrecognized employee share-based compensation expenses		1 year 1 month 28 days	1 year 1 month 28 days
Employee Stock Option [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,928,561	1,928,561
Option exercised		0	0
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		71,390	71,390